Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 8—Income Taxes

Torchmark and its subsidiaries file a life-nonlife consolidated Federal income tax return.

The components of income taxes were as follows:

	Year Ended December 31,
	2011	2010	2009
Income tax expense from continuing operations	$226,166	$246,475	$179,297
Income tax expense from discontinued operations	(467)	11,830	9,216
Shareholders’ equity:
Other comprehensive income (loss)	284,355	184,305	458,358
Tax basis compensation expense (from the exercise of stock options and vesting of restricted stock awards) in excess of amounts recognized for financial reporting purposes	(13,121)	(3,455)	(253)

	$496,933	$439,155	$646,618

Income tax expense from continuing operations consists of:

	Year Ended December 31,
	2011	2010	2009
Current income tax expense	$169,500	$147,346	$147,917
Deferred income tax expense	56,666	99,129	31,380

	$226,166	$246,475	$179,297

In each of the years 2009 through 2011, deferred income tax expense was incurred because of certain differences between net income before income taxes as reported on the Consolidated Statements of Operations and taxable income as reported on Torchmark’s income tax returns. As explained in Note 1—Significant Accounting Policies, these differences caused the financial statement book values of some assets and liabilities to be different from their respective tax bases.

The effective income tax rate differed from the expected 35% rate as shown below:

	Year Ended December 31,
	2011	%	2010	%	2009	%
Expected income taxes	$253,324	35.0%	$262,700	35.0%	$190,250	35.0%

Increase (reduction) in income taxes resulting from:
Tax-exempt investment income	(3,468)	(.5)	(3,371)	(.5)	(3,483)	(.6)
Tax settlements	0	0	0	0	(3,101)	(.6)
Low income housing investments	(24,258)	(3.4)	(12,900)	(1.7)	(6,038)	(1.1)
Other	568	.1	46	0	1,669	.3

Income tax expense	$226,166	31.2%	$246,475	32.8%	$179,297	33.0%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2011	2010
Deferred tax assets:
Fixed maturity investments	$35,670	$50,126
Carryover of tax losses	7,429	12,293
Unrealized losses	0	2,023
Other assets	5,509	1,352

Total gross deferred tax assets	48,608	65,794

Deferred tax liabilities:
Unrealized gains	276,591	0
Employee and agent compensation	57,136	55,781
Deferred acquisition costs	712,974	689,684
Future policy benefits, unearned and advance premiums, and policy claims	355,825	338,771

Total gross deferred tax liabilities	1,402,526	1,084,236

Net deferred tax liability	$1,353,918	$1,018,442

Torchmark’s Federal income tax returns are routinely audited by the Internal Revenue Service (IRS). The IRS completed its examination of the Company’s 2005, 2006, and 2007 tax years during 2009. The Company recorded a $2.5 million tax benefit to reflect the results of the examination, including a reduction in its liability for uncertain tax positions relating to these years. The statutes of limitation for the assessments of additional tax are closed for all tax years prior to 2008. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

Torchmark has net operating loss carryforwards of approximately $21 million at December 31, 2011 which will begin to expire in 2025 if not otherwise used to offset future taxable income. A valuation allowance is to be provided when it is more likely than not that deferred tax assets will not be realized by the Company. No valuation allowance has been recorded relating to Torchmark’s deferred tax assets since, in management’s judgment, Torchmark will more likely than not have sufficient taxable income in future periods to fully realize its existing deferred tax assets.

Torchmark’s tax liability is adjusted to include the provision for uncertain tax positions taken or expected to be taken in a tax return. A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding effects of accrued interest, net of Federal tax benefits) for the years 2009 through 2011 is as follows:

	2011	2010	2009
Balance at January 1,	$875	$3,960	$8,481
Increase based on tax positions taken in current period	0	245	73
Increase related to tax positions taken in prior periods	0	280	0
Decrease related to tax positions taken in prior periods	(875)	(3,610)	(4,594)
Decrease due to settlements	0	0	0

Balance at December 31,	$0	$875	$3,960

Torchmark’s continuing practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company recognized interest income of $0, $124 thousand, and $1.7 million, net of Federal income tax benefits, in its Consolidated Statements of Operations for 2011, 2010, and 2009, respectively. The Company had an accrued interest receivable of $2.7 million and $4.1 million, net of Federal income tax expense, as of 2011 and 2010, respectively. The Company had no accrued penalties at December 31, 2011 or 2010.